UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

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Post-Effective Amendment No.	49	☒

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code:	(317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.
Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

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It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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THE SYMPHONY WEALTH MANAGEMENT

OVATION FUND

CLASS A

CLASS C

PROSPECTUS

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December 1, 2005

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The Symphony Wealth Management Group, LLC

3500 Piedmont Road

Suite 100

Atlanta, GA 30305

(877) 328-1168

www.symphonywealth.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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RISK/RETURN SUMMARY

Investment Objective

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The investment objective of The Symphony Wealth Management Ovation Fund (the “Fund”) is to provide total return. Total return is comprised of both income and capital appreciation.

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Principal Strategies

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The Fund invests in a diversified portfolio of other investment companies, primarily exchange traded funds (“ETFs”), based on an asset allocation methodology developed by the Fund’s sub-advisor, Breen Financial Corporation. The Fund typically will invest up to 75% of its assets in ETFs that hold a portfolio of domestic and foreign equity securities. From time to time, the Fund may invest up to 45% of its assets in ETFs that hold a portfolio of domestic and foreign fixed income securities. The sub-advisor’s method is designed to exploit changing market conditions by rotating and allocating the Fund’s assets among ETFs in various sectors, styles and asset classes. When determining the ETFs in which the Fund will invest, the sub-advisor:

•	values individual companies in which an ETF invests using the sub-advisor’s proprietary bottom-up valuation model, which focuses on the underlying companies’ fundamental financial ratios;
•	computes the expected return-risk score for each ETF as a weighted average of individual company values;
•	ranks the ETFs by styles and/or sectors, from highest to lowest, in terms of the expected return on a risk-adjusted basis;
•	focusing on highly ranked ETFs, creates the Fund’s portfolio comprised of the styles and/or sectors that replicate broad market conditions; and
•	selects particular ETFs in the desired sectors or styles and asset classes.

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The sub-advisor allocates the Fund’s assets based on its assessment of the relative opportunities and risks, as well as its evaluation of market sentiment. For example, equity securities generally have the potential for capital appreciation but are subject to market volatility, while fixed income securities generally provide opportunity for income but are subject to interest rate risk. The sub-advisor’s allocation methodology is dynamic and subject to change as it attempts to exploit opportunities and avoid risks in the markets, such as interest rate hikes, adverse market movement and changing market behaviors.

Exchange Traded Funds

ETFs in which the Fund may invest include iShares, S&P Depositary Receipts (“SPDRs”), S&P Sector SPDRs, streetTRACKS, HOLDRs and other security baskets. iShares and streetTRACKS are ETFs that own the stocks in various sector indexes. SPDRs represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, or Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

The Investment Company Act of 1940 (the “Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to an exemptive order issued by the Securities and Exchange Commission to iShares Trust and iShares Funds, the Fund is permitted to invest in various iShares beyond the limits set forth in the Act subject to certain terms and conditions set forth in the exemptive order, including a condition that the Fund enter into an agreement with the relevant iShare Fund prior to investing beyond the Act’s limits. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares Funds make any representation regarding the advisability of investing in the iShares Funds.

When the Fund invests in other investment companies, including iShares and other ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. As a result, the Fund will incur higher expenses, many of which may be duplicative.

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The Fund may sell an underlying fund when the sub-advisor believes the underlying fund’s strategy is no longer in line with market trends, if the sub-advisor learns negative information about the portfolio companies’ fundamentals, to rebalance the Fund’s portfolio to conform to the sub-advisor’s asset allocation model, to meet redemptions, or for other reasons that the sub-advisor deems prudent or advisable. The sub-advisor will engage in active trading of the Fund’s portfolio securities as a result of its investment strategy. The sub-advisor expects that the portfolio turnover rate for the Fund’s initial fiscal year likely will exceed 100%, the effects of which are described below under “Turnover Risk.”

Principal Risks of Investing in the Fund

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Management Risk. The sub-advisor’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the sub-advisor’s projections about the prospects for individual ETFs are incorrect, such errors in judgment by the sub-advisor may result in significant losses in the Fund’s investment in such security, which can also result in possible losses overall for the Fund. The advisor is newly-formed and has never managed a mutual fund. The sub-advisor also has no prior experience managing a mutual fund.

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•

ETF Risks. When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviating of the ETF’s returns from that of the index.

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Equity Securities Risk. Through its investments, the Fund will be exposed to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

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Foreign Securities Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying ETFs invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•	Fixed Income Risks.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

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Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities sometimes typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

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•

Sector Risk. The Fund may have overweighted positions in ETFs that invest in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

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Concentration Risk. To the extent that ETFs in which the Fund invests concentrate their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

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Derivatives Risk. Some ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an underlying fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

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•

Turnover Risk. The Fund is actively managed and its portfolio turnover rate may be extremely high. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

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Non-Diversification Risk. ETFs in which the Fund invests may be non-diversified under the Act. This means that there is no restriction under the Act on how much the ETF may invest in the securities of a single issuer. Therefore, the value of the underlying ETF’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

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Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and, therefore, may affect the performance of the Fund.

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•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund right for you?

The Fund may be suitable for:

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•	long-term investors seeking a fund with a total return investment strategy;
•	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
•	investors who want to hire a professional advisor to shift their assets between different types of investments as market conditions change; or
•	investors willing to accept price fluctuations in their investment.

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How the Fund has Performed

The Fund recently commenced operations and, as a result, has no prior performance history.

FEES AND EXPENSES OF INVESTING IN THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases[1]	5.75%	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.50%
Redemption Fee[2,3]	2.00%	NONE
Exchange Fee	NONE	NONE

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets)4

Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	1.00%
Other Expenses[5]	0.80%	0.80%
Total Annual Fund Operating Expenses	2.15%	2.80%
Expense Reimbursement[6]	0.20%	0.20%
Net Fund Operating Expenses	1.95%	2.60%

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1 Does not apply to purchases of $1 million and more.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 2.00% redemption fee on Class A shares redeemed within 30 calendar days after they are purchased.

4 The Fund will indirectly bear its proportionate share of all fees and expenses of the ETFs in which it invests. The ETFs purchased by the Fund may have expense ratios (as set forth in the ETF’s prospectus) as high as 1.00%. Therefore, the Fund will incur higher expenses than indicated in the table above or example below, which do not indicate the fees and expenses of the ETFs. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various ETFs in which it invests.

5 Based on estimated amounts for the initial fiscal year.

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6 The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses, brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.95% of the average daily net assets of the Class A shares and 2.60% of the average daily net assets of the Class C shares, through November 30, 2007. The sub-advisor contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of all share classes) equal or exceed Twenty Million Dollars ($20,000,000.00). Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation of the relevant class. Similarly, the sub-advisor is entitled to repayment from the advisor for any amounts that it waives to the extent that the advisor receives repayment from the Fund pursuant to the advisor’s contractual agreement with the Fund, in the three fiscal years following the fiscal year in which the fee was waived.

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Example:

This example is intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the cost of investing in other mutual funds, based on the costs above. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000 in either Class A or Class C shares of the Fund for the time periods indicated, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

Class A Shares	$762	$1,191

Class C Shares	$424	$1,000

ADDITIONAL INFORMATION ABOUT THE FUND

General

The investment objective of the Fund may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

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The minimum initial investment in the Fund is $5,000 ($3,000 for retirement accounts) and subsequent investments must be at least $100. The advisor may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

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Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
The Symphony Wealth Management	The Symphony Wealth Management
Ovation Fund	Ovation Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 328-1168 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

-your name	-the name of your account(s)
-your account number(s)	-a check made payable to The Symphony Wealth
Management Ovation Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

DESCRIPTION OF SHARE CLASSES

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The Fund has two classes of shares, Class A and C shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, the share classes available to you may vary.

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The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

- how much you plan to invest;

- how long you plan to hold your shares;

- total expenses associated with each class of shares; and

- whether you qualify for any reduction or waiver of the sales charge.

Class C Shares

Class C shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. Class C shares are purchased at net asset value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. Although you pay no initial sales charge at the time of purchasing your Class C shares, the advisor will pay the dealer of record an up-front payment of 1.00% of the amount you invest in Class C shares. Class C shares are subject to an on-going 12b-1 fee of 1.00%. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.50% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

Class A Shares

Initial Sales Charges. Class A shares of the Fund are purchased at the public offering price. The public offering price for the Fund’s Class A shares is the next determined net asset value (“NAV”) plus a sales charge as shown in the following table.

Amount of Investment	Sales Charge as % of: Public Net Offering Amount Price Invested	Dealer Reallowance as % of Public Offering Price
Less than $100,000 $100,000 but less than $250,000 $250,000 but less than $500,000 $500,000 but less than $1,000,000 $1 million or more	5.75% 6.10% 3.50% 3.63% 2.50% 2.56% 2.00% 2.04% 0.00% 0.00%	5.00% 2.75% 2.00% 1.75% 0.00%

Sales Charge Reduction And Waivers.

Breakpoint Discounts. As the table above shows, the larger your investment in the Fund’s Class A shares, the lower the initial sales charge imposed on your purchase. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

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Letter of Intent. A letter of intent (“LOI”) allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total amount of purchases you intend to make in the near future. You can sign an LOI, in which you agree to invest a certain amount (your goal) in the Fund over a 24-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal, but you will not be entitled to a rebate of any sales charge paid on those prior purchases. Your goal must be at least $100,000, and, if you do not meet your goal within the 24-month period, the higher sales charge will be deducted from your account.

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Rights of Accumulation. A right of accumulation allows you to qualify for a breakpoint with respect to a current purchase based on the total value of your previous purchases. You can count towards the amount of your investment your total account value in all share classes of the Fund, as well as amounts held in qualified retirement plans. For example, if you have $90,000 invested in the Fund’s Class A shares and you wish to invest an additional $10,000, you can invest that $10,000 and pay the reduced sales charge rate normally applicable to a $100,000 investment. We may terminate or change this privilege at any time upon written notice.

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Combine With Family Members and Related Entities. You can also count towards the amount of your investment all investments in the Fund, in any class of shares, by your spouse, your children under age 21 and parents (“Family Members”), including their Rights of Accumulation and goals under an LOI. You can also count the amount of all investments in the Fund under a single trust agreement with multiple beneficiaries, of which you are one, or a qualified retirement or employee plan of a single employer, of which you are a participant.

Shareholder’s Responsibility With Respect to Breakpoint Discounts. In order to obtain any of the sales charge discounts set forth above, you must inform your financial advisor of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by Family Members at the time of purchase. You must inform your financial advisor of all shares of the Fund held (i) in your account(s) at the financial advisor, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to Family Members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISOR OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, its transfer agent, and financial intermediaries may not maintain this information.

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Purchases at Net Asset Value. Purchases of the Fund’s shares in an amount equal to investments of $1 million or more are not subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase (see below). In addition, purchases of the Fund’s Class A shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

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•

Purchases by affiliates of the Fund, such as the advisor and/or sub-advisor on behalf of its advisory clients or its employees, and all such persons’ immediate relatives (e.g., spouse, parents, siblings, and children, including in-law relationships) and beneficial accounts;

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•

Purchases made on a no-transaction-fee basis through mutual fund platforms sponsored by certain intermediaries including, but not limited to, the following: National Financial Services LLC NTF (Fidelity), National Investor Services Corp. NTF (TD Waterhouse), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, Investmart, Ameritrade and Pershing, who enter into selling arrangements with the Fund’s distributor;

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Purchases made through certain financial intermediaries including banks, trust companies, broker-dealers, credit unions and financial advisors that enter into selling arrangements with the Fund’s distributor;

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•	Purchases made by registered investment advisors on behalf of their financial planning clients, and who purchase shares directly from the Fund’s distributor;

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•	Purchases by employees and registered representatives of broker-dealers that have selling arrangements with the Fund’s distributor; directors, officers and employees of other financial institutions that are party to agency agreements with the Fund’s distributor, and all such persons’ immediate relatives and beneficial accounts; and

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Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations that have entered into service agreements to provide services to Fund shareholders. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

In addition, Class A shares may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund or its distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Website Disclosure. The Fund maintains a website at www.symphonywealth.com. Information about sales charges, including sales load breakpoints, the Right of Accumulation and Letters of Intent, is fully disclosed in this prospectus, which is available on the website free of charge. The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the Fund’s website independent of the prospectus.

Contingent Deferred Sales Charge (CDSC)

Class C shares are subject to a CDSC of 1.50% if they are redeemed within 12 months of purchase. The CDSC is calculated based on the lower of the Class C shares’ cost or current net asset value.

In determining whether a CDSC is payable, the Fund will first redeem Class C shares not subject to any charge. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. All or a portion of the CDSC may be retained by the Fund’s distributor to defray its expense in providing certain distribution-related services to the Fund, or may be allocated to your dealer of record as a concession.

CHOOSING A SHARE CLASS

Summary of Important Differences Among Share Classes

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	Class A	Class C
Initial sales charge	Yes (see above)	None
Contingent deferred sales charge	None	1.50%
Rule 12b-1 fee	0.35%	1.00%
Redemption fee	2.00% on shares redeemed within 30 calendar days of purchase	None
Minimum Purchase	$5,000 ($3,000 qualified)	$5,000 ($3,000 qualified)
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If you want lower annual Fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of the initial sales charge. If you do not want to pay an initial sales charge, and are uncertain as to how long you may hold your shares, Class C shares may be right for you.

Class A Shares	Class C Shares
Initial sales charge means that a portion of your initial investment goes toward the sales charge. Reduction and waivers of the sales charge are available in certain circumstances.	No initial sales charge means that your full investment immediately goes toward buying shares.
Lower expenses than Class C shares mean higher dividends per share.	Higher distribution and service fees than Class A mean higher expenses and lower dividends per share.
No CDSC is imposed on Class A shares.	CDSC of 1.50% imposed on redemptions made within one year of purchase; No reduction of the CDSC is available, but waivers are available in certain circumstances.

A short-term redemption fee of 2.00% applies to Class A shares, meaning that you will have to hold your shares for at least 30 days in order to avoid the short-term redemption fee.	There is no short-term redemption fee imposed on Class C shares, but you will be subject to the CDSC.

Distribution Plans

The Fund has adopted separate distribution plans, in accordance with Rule 12b-1 under the Investment Company Act of 1940, for each of the Class A shares (the “Class A Plan”) and Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund can pay the Fund’s distributor, its advisor and/or other financial institutions, a fee of up to 0.35% of the Class A average daily net assets (0.10% to help defray the cost of distributing Class A shares and 0.25% for servicing Class A shareholders). Under the Class C Plan, the Fund can pay the distributor or advisor and/or other qualifying financial institutions, a fee of up to 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

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Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

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Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

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You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. You may be assessed a CDSC of 1.50% if you redeem your Class C shares within 12 months of purchase. The Fund will first redeem the shares that you have owned the longest period of time. No CDSC will be imposed on Class A shares that you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the net asset value attributable to your shares on the date of redemption, and is deducted from your redemption proceeds. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

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A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

The Symphony Wealth Management                         The Symphony Wealth Management Ovation Fund Ovation Fund

c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. Please call Shareholder Services at (877) 328-1168 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 328-1168. You must first complete the optional Telephone Redemption section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

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The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds from Class A shares withdrawn within 30 calendar days of investment. No short-term redemption fee is imposed on Class C shares, but redemptions within the first 12 months are subject to 1.50% CDSC. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the required holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

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If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

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While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

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Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 328-1168. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $5,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV) for the applicable class. Each class’ NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the sub-advisor. Good faith pricing also is permitted if, in the sub-advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the sub-advisor is aware of any other data that calls into question the reliability of market quotations. For example, an ETF in which the Fund invests may fail to calculate its NAV as of the NYSE close. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security. Similar issues exist to the extent an underlying fund uses fair value pricing, which may affect the NAV of the underlying fund, and thus, the Fund’s NAV.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

Type of Transaction	Tax Status

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Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2008.

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Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Advisor. The Symphony Wealth Management Group, LLC, 3500 Piedmont Road, Suite 100, Atlanta, GA 30305, serves as investment advisor to the Fund. In this capacity, the advisor is responsible for providing general investment advice and guidance to the Fund, although the advisor has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Breen Financial Corporation, the Fund’s sub-advisor. The Fund is the first mutual fund managed by the advisor. Neither the advisor nor the sub-advisor has prior experience managing a mutual fund.

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The Fund is authorized to pay the advisor a fee equal to 1.00% of the Fund’s average daily net assets. The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.95% and 2.60% of the average daily net assets of Class A and Class C shares, respectively, through November 30, 2007. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the fee was waived, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

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The advisor, not the Fund, may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Sub-advisor. The advisor has retained Breen Financial Corporation, 1603 Orrington Ave., Suite 1044, Evanston, IL 60201, to act as sub-advisor to the Fund. In its capacity as sub-advisor, Breen Financial establishes the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio, and votes any proxies solicited by portfolio companies.

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Dr. William Breen established Breen Financial in 1999 to provide consulting and investment services to institutional investors. The firm’s clients include corporate pension funds, foundations, registered investment advisors, pension fund consultants and trust companies. The firm provides three types of services: (1) pension and institutional investment consulting; (2) ETF asset allocation; and (3) asset allocation and advice for retirement plan participants through institutional platforms. Breen Financial acts as an investment strategy consultant in the areas of asset allocation, asset-liability modeling, and investment manager selection and monitoring. Breen Financial also provides active allocation models that are implemented using ETFs to a number of professional money managers. Breen Financial will use the same ETF asset allocation strategy that it provides to its institutional clients to manage the Fund, although the Fund is the only client to which Breen Financial provides portfolio management services.

Breen Financial receives a fee from the advisor computed and accrued daily and paid monthly at an annual rate of 0.375% of the Fund’s net assets. Breen Financial contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of all share classes) equal or exceed $20,000,000. However, Breen Financial is entitled to repayment from the advisor for any amounts that it waives to the extent that the advisor receives repayment from the Fund pursuant to the advisor’s contractual agreement to reimburse Fund expenses, in the three fiscal years following the fiscal year in which the fee was waived.

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Portfolio Managers

William J. Breen, Ph.D. - Dr. Breen is responsible for establishing the overall investment strategy of the Fund, and has ultimate decision-making authority over the Fund’s strategic decisions and investments. Dr. Breen has been Chairman and CEO of Breen Financial Corporation, an SEC-registered investment adviser, since he founded the firm in 1999, with ultimate responsibility for management and growth of the firm. He also acts as the firm’s Chief Investment Officer and is responsible for the design and implementation of investment strategies for the firm’s clients. These strategies include quantitative systems for stock portfolio selection and management, ETF portfolio selection and management, and mutual fund portfolio selection and management. Dr. Breen is the primary developer of the statistical factor models and returns-based attribution models utilized by the firm.

Dr. Breen is Emeritus Professor of Finance at Kellogg Graduate School of Management, Northwestern University, where he served as Chairman of the Finance Department and Director of Doctoral Studies. He has written extensively on portfolio management, trading efficiency, asset allocation and the use of quantitative methods in finance. Prior to founding Breen Financial, he was Chairman and founding director of Disciplined Investment Advisors (“DIA”), an equity management firm that managed over $1.5 billion in assets at the time he sold his interest in the firm. While at DIA, Dr. Breen managed client accounts and he designed and implemented the firm’s overall investment strategies. These strategies used quantitative valuation techniques to select stocks that were deemed to be undervalued. He also designed and implemented the firm’s portfolio management system, and its broker monitoring system which measured the brokers’ trading efficiency. DIA’s advisory clients included defined benefit plans, non-profit endowments and individual investors.

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James T. Breen – James Breen, President of Breen Financial, is responsible for implementing the investment strategy of the Fund and overseeing daily Fund operations. Mr. Breen’s other responsibilities include providing investment strategy research and recommendations for ERISA and non-profit clients of Breen Financial, as well as investment manager selection and monitoring and manager transition recommendations. He also provides asset allocation strategies comprised of ETF model portfolios to several professional money managers. Prior to Breen Financial, Mr. Breen served as a Senior Vice President at LCG Corp., an Atlanta-based pension fund consulting firm, from 1998 to 1999, where he had primary client service responsibility over more than $10 billion in institutional assets, and as pension consultant of LCG from 1987 to 1991. From 1991 to 1998, he also served as Senior Vice President of DIA, where he managed various client accounts and also had supervisory responsibility over other portfolio managers. Mr. Breen received his M.B.A. from the Kellogg Graduate School of Management at Northwestern University and his B.S. from Northwestern.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including each portfolio manager’s compensation, other accounts that he manages, and his ownership of shares of the Fund.

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Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund’s investment advisory and sub-advisory agreements.

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, there are no financial highlights available at this time.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and
•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The Statement of Additional Information (“SAI”) supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) 328-1168. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi Annual reports are available, free of charge, at the Fund’s Internet site at www.symphonywealth.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: href="mailto:publicinfo@sec.gov">publicinfo@sec.gov , or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

THE SYMPHONY WEALTH MANAGEMENT

OVATION FUND

STATEMENT OF ADDITIONAL INFORMATION

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December 1, 2005

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of The Symphony Wealth Management Ovation Fund dated December 1, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (877) 328-1168.

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TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND FUND

<r>        The Symphony Wealth Management Ovation Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is The Symphony Wealth Management Group, LLC (the “Advisor”). The Advisor has retained Breen Financial Corporation to serve as sub-advisor to provide portfolio management services to the Fund (the “Sub-advisor”).

Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers two classes of shares, Class A and Class C shares. Each class has its own sales charge and expense structure, providing the Fund’s shareholders with different choices for meeting the needs of the shareholder’s situation. Class C shares are available through participating dealers and are offered at net asset value without deducting a sales charge, are subject to a 1.50% contingent deferred sales charge if redeemed within 12 months of purchase, and are subject to higher expenses than the Fund’s Class A shares. Class A shares are available through registered broker-dealers and other financial institutions at the public offering price. The public offering price for the Fund’s Class A shares is the next determined net asset value plus a sales charge of up to 5.75%. For additional information about the different classes of shares offered by the Fund, see “Description of Share Classes” and “How To Choose a Share Class” in the Fund’s Prospectus.

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In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

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A.         Investment Company Securities. The Fund will invest in the securities of other investment companies, primarily exchange-traded funds (“ETFs”) (also called underlying funds). When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

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Popular ETFs include iShares, SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

B.          Equity Securities. The Fund will invest in ETFs that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C.         Fixed Income Securities. The Fund also will invest in ETFs that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.	Foreign Securities.

1.           General. To the extent that the Fund invests in foreign ETFs, or in domestic ETFs that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

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2.          Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging markets. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular ETF.

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Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry (other than ETFs or other investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. The Fund will not purchase securities that are illiquid or restricted at the time of purchase.

ADVISOR AND SUB-ADVISOR

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The Advisor to the Fund is The Symphony Wealth Management Group, LLC, 3500 Piedmont Road, Suite 100, Atlanta, GA 30305. Chris Bach, President of the Advisor, is also the majority shareholder.

Mr. Bach has over 20 years experience in the financial services industry. Prior to founding the Advisor, Mr. Bach was a Managing Vice President of US Allianz Investor Services from 2001 to 2004, where he was responsible for wholesaler supervision and distribution of the firm’s financial products for the Southeast region. Prior to Allianz, Mr. Bach was Vice President, Director of National Development for Triad Advisors, Inc., a registered broker/dealer and investment advisor, from 1998 to 2001. His responsibilities at Triad included marketing and compliance supervision of the firm’s broker-dealer and advisory activities, representing $1 billion and $300 million in client assets, respectively. Mr. Bach began his career in 1987 with Shearson Lehman Brothers/American Express. Mr. Bach is a 1984 graduate from Emory University with a degree in economics.

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Under the terms of the management agreement (the “Management Agreement”), the Advisor is responsible for monitoring the Fund’s investment program and supervising the Sub-Advisor’s daily trading activities. Under the Management Agreement, the Fund is obligated to pay the Advisor a fee equal to 1.00% of the Fund’s average daily net assets.

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The Advisor contractually has agreed to waive its fee and reimburse the Fund’s expenses, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses), taxes and extraordinary expenses, at 1.95% and 2.60% of the average daily net assets of Class A and Class C shares of the Fund, respectively, through November 30, 2007. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that fee was waived; provided that the Fund is able to make the repayment without exceeding the expense limitations set forth above.

The Advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.

Sub-advisor. Breen Financial Corporation serves as sub-advisor and provides portfolio management services to the Fund. The Sub-advisor uses its best judgment to make investment decisions on behalf of the Fund, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-advisor makes its officers and employees available to the Advisor from time to time at reasonable times to review investment policies and to consult with the Advisor regarding the investment affairs of the Fund. The Sub-advisor maintains books and records with respect to the securities transactions and renders to the Advisor such periodic and special reports as the Advisor or the Trustees may request. The Sub-advisor pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

Under the terms of a sub-advisory agreement with the Advisor (the “Sub-Advisory Agreement”), the Sub-advisor receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.375% of the Fund’s net assets. The Sub-advisor contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of the Fund’s share classes) equal or exceed Twenty Million Dollars ($20,000,000.00). However, the Sub-advisor is entitled to repayment from the Advisor for any amounts that it waives to the extent that the Advisor receives repayment from the Fund pursuant to the Advisor’s contractual agreement with the Fund, in the three fiscal years following the fiscal year in which the fee was waived.

The Management Agreement and Sub-Advisory Agreement were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at meetings held on August 29, September 12 and October 17, 2005. The Board, including the Independent Trustees, requested and reviewed, with the assistance of legal counsel (via teleconference), materials furnished by the Advisor and Sub-advisor to the Fund.

Approval of Management Agreement: In their consideration of the Management Agreement, the Trustees requested and reviewed in advance of the meeting materials furnished by the Advisor, including current financial statements of the Advisor’s principal executive, Form ADV Part II, Code of Ethics, Compliance and Supervisory Procedures Manual, and business plan outlining the Advisor’s marketing and distribution strategy for the Fund. The Advisor also presented a memorandum setting forth the proposed responsibilities for each of the Advisor and the Sub-advisor, as well as a description of the Advisor’s supervisory policies and procedures relating to its oversight of the Sub-advisor. The Advisor further represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

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In determining whether to approve the Management Agreement, the Trustees primarily considered that: (1) although the Advisor and Sub-advisor have no prior experience managing a mutual fund, the Advisor’s principal executive has substantial compliance experience in supervising advisory activities, which will enable him to supervise the Fund’s Sub-advisor; (2) the Advisor has agreed to cap the Fund’s expenses for the first two years of operations, which is a benefit to shareholders; (3) the Advisor will not engage in soft dollar arrangements pursuant to which it directs Fund brokerage to brokers that provide brokerage and research services to the Advisor; (4) the Advisor’s principal executive has committed his personal capital as an available resource to cap Fund expenses; and (5) the Advisor’s business plan for the Fund should assist the Fund in growing its assets. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

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Approval of Sub-Advisory Agreement. In their consideration of the Sub-advisory Agreement, the Trustees requested and reviewed in advance of the meeting materials furnished by the Sub-Advisor, including a letter to the Board describing the Sub-advisor’s current business and professional staff, Form ADV Part I and II, current financial statements of the Sub-advisor, executive biographies, Code of Ethics, Compliance Manual, and available coverage under the Sub-advisor’s errors and omissions insurance policy. The Sub-advisor also presented to the Board performance information for portfolios managed by other financial advisors following model ETF portfolios provided by the Sub-advisor, using the same proprietary models and investments as it will use to manage for the Fund. The Sub-advisor represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Sub-Advisory Agreement, the Trustees concluded that: (1) although the Sub-advisor has no prior experience managing a mutual fund, the portfolios managed in accordance with the ETF model portfolios recommended by the Sub-advisor have had good performance, and the Sub-advisor will use the same ETF asset allocation strategy to manage the Fund; (2) although the Portfolio Managers have no prior experience managing a mutual fund, they have had prior experience in managing private investment accounts, which will enable them to manage the Fund’s portfolio; (3) the Sub-advisor currently does not intend to engage in soft dollar arrangements pursuant to which it directs Fund brokerage to brokers that provide brokerage and research services to the Sub-advisor, subject to the Sub-advisor’s duty to seek the best qualitative execution for the Fund. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

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About the Portfolio Managers

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Dr. William J. Breen and James T. Breen of the Sub-advisor (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) are responsible for the overall investment strategy and day-to-day management of the Fund’s portfolio. As of October 31, 2005, each Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fund:

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Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William J. Breen	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
James T. Breen	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

Each Portfolio Manager is compensated for his services by the Sub-advisor. As a principal of the Sub-advisor, each Portfolio Manager shares in the Sub-advisor’s net income based on his ownership percentage of the Sub-advisor.

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Potential conflicts of interest may arise because the Portfolio Managers also act as strategists in developing asset allocation models for various institutional clients of the Sub-advisor, including pension plans. As principals of the Sub-advisor, the Portfolio Managers provide consulting services, such as asset-liability modeling, investment manager selection and monitoring, and model portfolio construction and portfolio selection to these other institutional clients. The Portfolio Managers use the same proprietary ETF asset allocation models for the Fund as the ETF model portfolios they provide to their private consulting clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other advisors and broker-dealers, who may choose to duplicate such strategies. As a result, there may be circumstances under which the Fund and other clients of the Sub-advisor may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various ETFs through model portfolios and do not purchase or sell the same investments for the Fund, or purchase or sell an ETF for the Fund and do not include such ETF in an asset allocation model provided to consulting clients. This is because the Sub-advisor’s model portfolio recommendations among clients differ, based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Although the Portfolio Managers provide ETF asset allocation models to various institutional clients, the Portfolio Managers do not currently actively manage or provide portfolio management services to any account other than the Fund.

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Each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

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As soon as practicable after the Fund commences operations, the Portfolio Managers have committed to purchase shares of the Fund in the following ranges:

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Portfolio Manager	Dollar Range of Fund Shares
William J. Breen	$500,001 to $1,000,000
James T. Breen	$10,001-$50,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”).

Name, Address*, (Date of Birth), Position with Trust,** and Term of Position	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

*	The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Trust,** and Term of Position	Principal Occupation During Past 5 Years and Other Directorships

Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970) Chief Financial Officer and Treasurer, July 2005 to present

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975) Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None

* The Trust currently consists of 34 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees’ and officers’ fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.

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Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$1,059	$0	$0	$36,000
Stephen A. Little, Chairman of the Board	$1,059	$0	$0	$36,000
Daniel Condon, Trustee	$706	$0	$0	$24,000
Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ronald C. Tritschler, Trustee	$706	$0	$0	$24,000
Anthony Ghoston, President and CEO	$0	$0	$0	$0
Freddie Jacobs, CFO and Treasurer	$0	$0	$0	$0
Lynn Wood, Chief Compliance Officer	$4,265	$0	$0	$145,000
Heather Barnes, Secretary	$0	$0	$0	$0

* The Trust currently consists of 34 series.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. The Trustees and officers of the Trust, as a group, own no shares of the Fund. The Fund’s Portfolio Managers have committed to purchase shares of the Fund as soon as possible after the Fund commences operations and may, therefore, constitute the Fund’s sole control persons and principal shareholders until public shareholders purchase shares of the Fund.

PORTFOLIO TURNOVER

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The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Sub-advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund is expected to experience a high portfolio turnover during its initial year of operations.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust and the oversight of the Advisor, the Sub-advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Sub-advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Sub-advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge, provided that the Sub-advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-advisor ’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Sub-advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Sub-advisor in connection with its services to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

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The Trust, the Advisor, the Sub-advisor and the Fund’s Distributor each have adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder

Services at (877) 328-1168. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Sub-advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

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Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Advisor, the Sub-advisor, nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Fund’s website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Advisor and Sub-advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, Sub-advisor and any affiliated persons of either, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

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PROXY VOTING POLICIES

The Trust and the Fund’s Sub-advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Sub-advisor, subject to the Sub-advisor’s proxy voting policy and the supervision of the Board of Trustees. The Sub-advisor’s proxy voting policy requires the Sub-advisor to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Sub-advisor’s policy underscores the Sub-advisor’s concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Sub-advisor’s policy dictates that the Sub-advisor vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Sub-advisor on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

When the Fund invests in other investment companies in excess of the limits set forth in Section 12(d) of the 1940 Act, it will be required to enter into participating agreements obligating the Fund to satisfy certain conditions set forth in SEC exemptive order(s). In cases where the Fund owns more than 5 percent (5%) of an underlying fund, these participating agreements will require the Fund, among other things, to vote its shares of an underlying fund in the same proportion as the vote of all other holders of the underlying fund.

The Trust’s policy provides that, if a conflict of interest between the Sub-advisor or its affiliates and the Fund arises with respect to any proxy, the Sub-advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-advisor, is most consistent with the Sub-advisor’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

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You may obtain a copy of the Trust’s and the Sub-advisor’s proxy voting policies by calling Shareholder Services at (877) 328-1168. or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

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DETERMINATION OF NET ASSET VALUE

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The net asset value of the shares of each class of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

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Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Sub-advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the fund accounting agent. The Fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

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The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeemed is more than the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem shares by paying the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

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STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net realized short-term capital gains and certain foreign currency gains, are generally taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. As a result of recent federal tax legislation, qualifying distributions paid out of the Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses (“net capital gain”) designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in the Fund’s shares, regardless of how long the shareholders have held the Fund’s shares. Long-term capital gains to the Fund require the holding of assets for more than one year.

A redemption of the Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

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Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’s transfer agent, fund accountant, and administrator.  A Trustee and certain officers of the Trust are shareholders of Unified Financial Services, Inc. (“UFS”), the parent company of Unified.  Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.  For its services as transfer agent, Unified receives an annual fee from the Fund of $16.80 per shareholder account (subject to various monthly minimum fees, the maximum being $2,333.33 per month).

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In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.  For its services as fund accountant, Unified receives an annual fee from the Fund equal to the following percentages of the Fund’s average net assets per share class: 0.04% of the first $100 million; 0.02% from $100 million to $250 million; and 0.01% of assets over $250 million (subject to various monthly minimum fees, the maximum being 2,708.33 per month).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  For these services, Unified receives an annual fee from the Fund equal to the following percentages of the Fund’s average net assets per share class: 0.09% of the first $100 million; 0.06% from $100 million to $250 million; and 0.03% of assets over $250 million per year (subject to various monthly minimum fees, the maximum being $3,125 per month).

ACCOUNTANTS

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The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending November 30, 2006. Cohen McCurdy performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

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DISTRIBUTION PLANS

The Fund has adopted separate Distribution Plans for the Class A shares (the “Class A Plan”) and for the Class C shares (the “Class C Plan”) of the Fund pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including all the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on August 29, 2005 called for the purpose of, among other things, voting on such Plan.

The Class A Plan provides that Class A shares of the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of up to 0.35% of the average daily net assets of the Class A shares (0.10% to help defray the cost of distributing

Class A shares and 0.25% for servicing the Class A shareholders). The Class C Plan provides that the Fund will pay a Recipient a fee of up to 1.00% (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders). Shareholder servicing fees may be incurred in connection with the promotion and distribution of shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Class C Plan provides that, while the Fund will collect 12b-1 fees from each shareholder during the initial 12 months of investments, the Fund will not pay such fees to any Recipient until after the 13th month after purchase. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements.

PART C. OTHER INFORMATION

Item 22.	Exhibits

(1)	(a)	Financial Statements included in Part A: None.

(b)	Financial Statements included in Part B: None.

(2)

(a)           Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4.

Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.	Copy of Registrant’s Management Agreement with StoneRidge

Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

8.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

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11.

Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

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12.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15.

Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

16.

Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

17.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

18.

Copy of Registrant’s Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

19.

Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

21.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

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22.

Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

23.

Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

24.	Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Bull Moose Growth Fund,

approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

25.

(a)     Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

26.

(a)     Copy of Registrant’s Management Agreement with Iron Financial Management, Inc. with regard to Iron Market Opportunity Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Iron Market Financial Management, Inc. regarding fee waiver and expense reimbursement with respect to the Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

27.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Fixed Income Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

28.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

29.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)	Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

30.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

31.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Large Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

32.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

33.

Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed herewith Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

34.	(a) Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed herewith.

(b)

Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

35.	(a) Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC. with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed herewith.

(b)	Form of Side Letter Agreement with The Symphony Wealth Management regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund -

Filed herewith.

36.

a)       Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed herewith.

(b)

Form of Side Letter Agreement with The between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund - Filed herewith.

37.	(a) Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed herewith.

(b)	Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund - Filed herewith.

38.	(a) Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed herewith.

(b)	Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund - Filed herewith.

39.	(a) Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed herewith.

(b)	Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund - Filed herewith.

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(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

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(6)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

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(f)	Bonus or Profit Sharing Contracts – None.

(g)

(1)           Custodian Agreement. Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

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(2)

Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(h)	(1) Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated _______, 2005 – Filed herewith.

(2)

(a)           Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

(b)	Letter Agreement between Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds waiving fees for 2006 fiscal year.

(i)	Legal Opinion and Consent – None.

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(j)	Other Opinions – None.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)               Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

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(10)	Copy of Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated

August 5, 2005 and incorporated herein by reference.

(11)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(12)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(13)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14)

Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

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(o)	Reserved.

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(p)	(1)	Registrant’s Amended Code of Ethics – Filed herewith.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

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(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)	Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(6)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(15)	Proxy Voting Policy and Procedures adopted by Chicken Little

Fund Group, Inc. with regard to the Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

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(17)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(18)	Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed herewith.

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Item 23.	Persons Controlled by or Under Common Control with Registrant

None.

Item 24.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 25.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Ariston Capital Management Corp (“Ariston”) serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

5.

Chicken Little Fund Group, Inc. (“CLG”) serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

6.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

7.

Dobson Capital Management, Inc. serves as investment adviser to the Dobson Covered Call Fund, a series of Registrant. Mr. Charles Dobson serves as President of Dobson. Further information about Dobson can be obtained from the Form ADV Part I of Dobson available on the IAPD.

8.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI.

Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11.

GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

12.

Howe & Rusling, Inc. (“H&R”) serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

13.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

14.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

15.

Leader Capital Corporation (“Leader”) serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

16.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

17.

Nashville Capital Corporation (“NCC”) serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

18.

Northstar Capital Management, Inc. (“Northstar”) serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

19.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

20.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

21.

Robinson Investment Group, Inc. (“Robinson”) serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

22.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

23.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I available on the IAPD.

24.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

25.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

26.	The Symphony Wealth Management (“Symphony”) serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris

Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

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27.

Breen Financial Corporation (“Breen”) serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

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Item 26.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

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(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies:  American Pension Investors Trust, Ancora Funds, Eastern Point Advisors Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

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(b)	The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Gregory S. Drose	President	None
Thomas G. Napurano	Director, CFO and Exec. Vice President	None
Stephen D. Highsmith, Jr.	Director and Senior Vice President	None
D. Eric McKenzie	Assistant Vice President	None
Karyn E. Cunningham	Controller	None
Terry Gallagher	Chief Compliance Officer	None

(c)	Not applicable.

Item 27.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

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U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

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Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

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Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

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Archer Investment Corporation
7970 Clearwater Court

Indianapolis, IN 46256

Ariston Capital Management Corp

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

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Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

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Chicken Little Fund Group, Inc.
1310 Papin Street, Suite 104

St. Louis, MO 63103

Chinook Capital Management

4380 SW Macadam Ave
Suite 250
Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dobson Capital Management, Inc.
1422 S. Van Ness Street

Santa Ana, California 92707

Dreman Value Management, LLC

520 East Cooper Avenue
Suite 230-4

Aspen, CO 81611

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Financial Counselors, Inc.
442 West 47th Street

Kansas City, Missouri

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Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GERONIMO Partners Asset Management, LLC

700 17th Street, 24th Floor

Denver, Colorado 80202

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, Georgia 30305

Howe & Rusling, Inc.

120 East Avenue

Rochester, NY 14604

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leader Capital Corporation
121 SW Morrison St.
Suite 425
Portland, OR 97204

Marco Investment Management, LLC
300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Nashville Capital Corporation

209 10th Avenue South

Nashville, TN 37203

Northstar Capital Management, Inc.

4400 PGA Boulevard, Suite 600

Palm Beach Gardens, Florida 33410

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Robinson Investment Group, Inc.

5301 Virginia Way, Suite 150

Brentwood, TN 37027

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 28.	Management Services

None.

Item 29.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on December 1, 2005.

UNIFIED SERIES TRUST

/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Attest:

/s/         Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Treasurer and

Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Freddie Jacobs, Jr. * Daniel Condon	Trustee	December 1, 2005
/s/ Freddie Jacobs, Jr. * Gary E. Hippenstiel	Trustee	December 1, 2005
/s/ Freddie Jacobs, Jr. * Stephen Little	Trustee	December 1, 2005
/s/ Freddie Jacobs, Jr. * Ronald Tritschler	Trustee	December 1, 2005

*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99.h	Amended Mutual Fund Services Agreement

EX.99.j	1.	Copy of Management Agreement for The Symphony Wealth

Management Ovation Fund

2.	Copy of Side Letter Agreement with regard to The Symphony Wealth

Management Ovation Fund capping expenses

3.        Copy of Sub-Advisory Agreement for The Symphony Wealth Management Ovation Fund

4.	Copy of Side Letter Agreement between the Investment Advisor and

Sub-advisor to The Symphony Wealth Management Ovation Fund

5.	Copy of amended Management Agreement for QCM Absolute Return

Fund

EX.99.q	Copy of Amended Code of Ethics under Rule 17j-1

EX.99.q	Copy of Proxy Voting Policy adopted the Sub-advisor to The Symphony Wealth

Management Ovation Fund